Note 16 - Condensed Parent Company Financial Information	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE
16
- CONDENSED PARENT COMPANY FINANCIAL INFORMATION

A summary of condensed financial information of the parent company as of
December 31, 2019
and
2018
and for each of the years in the
three
-year period ended
December 31, 2019
,
is as follows:

Condensed Balance Sheets
	(in thousands)
Assets:	2019	2018
Cash	$879	$3,438
Investment in bank subsidiary	114,029	99,134
Other assets	2,419	1,198
Total assets	$117,327	$103,770

Liabilities:
Junior subordinated deferrable interest debentures	$12,908	$12,874
Other borrowings	8,750	9,750
Other liabilities	888	202
Total Liabilities	22,546	22,826
Shareholders' equity	94,781	80,944
Total liabilities and shareholders’ equity	$117,327	$103,770

	(in thousands)
Condensed Statements of Income	2019	2018	2017
Income – dividends from bank subsidiary	$-	$4,500	$28,000
Litigation Settlement	1,980	-	-
Expenses – interest, professional fees and other expenses, net of federal income tax benefit and interest income	(1,313)	(1,346)	(835)
Income before equity in undistributed net income of bank subsidiary	667	3,154	27,165
Equity in undistributed net income of bank subsidiary	9,994	5,066	(23,319)
Net income	$10,661	$8,220	$3,846

	(in thousands)
Condensed Statements of Cash Flows	2019	2018	2017
Cash flows from operating activities:
Net income	$10,661	$8,220	$3,846
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of bank subsidiary	(9,994)	(5,066)	23,319
Stock option expense	266	165	100
Depreciation and amortization	34	34	34
(Increase) decrease in other assets	(1,221)	969	(945)
Increase (decrease) in other liabilities	421	40	(86)
Net cash provided by operating activities	167	4,362	26,268

Cash flows from investing activities:
Acquisition of Benchmark	-	(3,413)	(30,752)

Cash flows from financing activities:
Proceeds from other borrowings	-	-	10,000
Principal payments on other borrowings	(1,000)	(250)	-
Purchase of treasury stock	(95)	-	-
Proceeds from sale of treasury shares	71	39	27
Cash dividends paid	(1,702)	(1,568)	(1,569)
Net cash provided by (used in) financing activities	(2,726)	(1,779)	8,458
Net increase (decrease) in cash	(2,559)	(830)	3,974
Cash at beginning of the year	3,438	4,268	294
Cash at end of the year	$879	$3,438	$4,268

During
2005,
the Board of Directors approved a program whereby the Corporation purchases shares of its common stock in the open market. The decision to purchase shares, the number of shares to be purchased, and the price to be paid depends upon the availability of shares, prevailing market prices, and other possible considerations which may
impact the advisability of purchasing shares. The Corporation purchased
4
,220
 shares in
2019
(
none
in
2018
and
2017
) under the program.